Investment property (Tables)	12 Months Ended
Dec. 31, 2023
Investment property [Abstract]
Reconciliation of Carrying Amount
Reconciliation of carrying amount

	As of December 31,
	2023	2022

Balances as of January 1,	$1,187,089,926	$889,000,000
Changes in fair value	(86,598,436)	298,089,926
Balances as of December 31,	$1,100,491,490	$1,187,089,926